Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MAY 6, 2024
TO PROSPECTUSES
Nuveen Multistate Trust IV
Prospectus dated September 29, 2023
Each of the following changes are effective as of May 6, 2024 unless otherwise noted.
1.	The Annual Low Balance Account Fee for accounts under $1,000 will not apply to a Fund’s Class I shares.

Nuveen Kansas Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MAY 6, 2024
TO PROSPECTUSES
Nuveen Multistate Trust IV
Prospectus dated September 29, 2023
Each of the following changes are effective as of May 6, 2024 unless otherwise noted.
1.	The Annual Low Balance Account Fee for accounts under $1,000 will not apply to a Fund’s Class I shares.

Nuveen Kentucky Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MAY 6, 2024
TO PROSPECTUSES
Nuveen Multistate Trust IV
Prospectus dated September 29, 2023
Each of the following changes are effective as of May 6, 2024 unless otherwise noted.
1.	The Annual Low Balance Account Fee for accounts under $1,000 will not apply to a Fund’s Class I shares.

Nuveen Michigan Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MAY 6, 2024
TO PROSPECTUSES
Nuveen Multistate Trust IV
Prospectus dated September 29, 2023
Each of the following changes are effective as of May 6, 2024 unless otherwise noted.
1.	The Annual Low Balance Account Fee for accounts under $1,000 will not apply to a Fund’s Class I shares.

Nuveen Missouri Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MAY 6, 2024
TO PROSPECTUSES
Nuveen Multistate Trust IV
Prospectus dated September 29, 2023
Each of the following changes are effective as of May 6, 2024 unless otherwise noted.
1.	The Annual Low Balance Account Fee for accounts under $1,000 will not apply to a Fund’s Class I shares.

Nuveen Ohio Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MAY 6, 2024
TO PROSPECTUSES
Nuveen Multistate Trust IV
Prospectus dated September 29, 2023
Each of the following changes are effective as of May 6, 2024 unless otherwise noted.
1.	The Annual Low Balance Account Fee for accounts under $1,000 will not apply to a Fund’s Class I shares.

Nuveen Wisconsin Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MAY 6, 2024
TO PROSPECTUSES
Nuveen Multistate Trust IV
Prospectus dated September 29, 2023
Each of the following changes are effective as of May 6, 2024 unless otherwise noted.
1.	The Annual Low Balance Account Fee for accounts under $1,000 will not apply to a Fund’s Class I shares.